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                                                                [MetLife Logo]

METLIFE INVESTORS INSURANCE COMPANY
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NORTH CAROLINA 28277

May 2, 2014

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account One
     File Nos. 333-50540/811-05200
     Class VA, Class AA and Class B
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses and the Statement of Additional Information, all dated April 28, 2014, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 34 for the Account filed electronically with the Commission on April 22, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company